Note Payable (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 02, 2020	Mar. 11, 2020	Sep. 16, 2019
Note Payable (Textual)
Accrued interest		$ 80
Interest expense, related party		224	$ 189
Principal amount		18,900
Interest expense		80	0
Paycheck Protection Program [Member]
Note Payable (Textual)
Interest-bearing unsecured	5.00%
Principal amount	$ 18,900
Interest rate	1.00%
Promissory Note Agreement [Member]
Note Payable (Textual)
Notes payable, related parties		0
Accrued interest	$ 126
Promissory Note Agreement [Member] | Chief Executive Officer [Member]
Note Payable (Textual)
Notes payable, related parties				$ 20,000	$ 15,000	$ 25,000
Interest-bearing unsecured				6.00%	6.00%	6.00%
Interest expense, related party		0	189
Promissory Note Agreement One[Member] | Chief Executive Officer [Member]
Note Payable (Textual)
Interest expense, related party		126	0
Promissory Note Agreement Two [Member] | Chief Executive Officer [Member]
Note Payable (Textual)
Interest expense, related party		$ 99	$ 0